Convergence Long/Short Equity Fund
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS* - 126.96%
Accommodation - 1.20%
Boyd Gaming Corp. (a)	2,922	$179,324
Red Rock Resorts, Inc. - Class A (a)	4,287	200,674
		379,998
Administrative and Support Services - 4.38%
ABM Industries, Inc.	2,936	145,391
Accenture PLC - Class A (c)	1,429	480,944
ManpowerGroup, Inc.	1,046	127,005
Scientific Games Corp. (a)	2,418	174,942
TTEC Holdings, Inc.	4,360	459,806
		1,388,088
Ambulatory Health Care Services - 1.50%
Laboratory Corp. of America Holdings (a)	752	228,142
Select Medical Holdings Corp.	7,158	247,452
		475,594
Amusement, Gambling, and Recreation Industries - 0.52%
SeaWorld Entertainment, Inc. (a)	3,323	163,458

Beverage and Tobacco Product Manufacturing - 1.67%
Coca-Cola Consolidated, Inc.	666	270,503
Philip Morris International, Inc.	2,529	260,487
		530,990
Broadcasting (except Internet) - 1.06%
Comcast Corp. - Class A	5,543	336,349

Building Material and Garden Equipment and Supplies Dealers - 2.28%
Home Depot, Inc.	2,208	720,205

Chemical Manufacturing - 5.88%
AbbVie, Inc.	2,505	302,554
Gilead Sciences, Inc.	4,171	303,565
Johnson & Johnson	1,679	290,685
Moderna, Inc. (a)	1,219	459,185
Olin Corp.	4,180	208,331
Pfizer, Inc.	6,465	297,843
		1,862,163
Clothing and Clothing Accessories Stores - 1.05%
Bath & Body Works, Inc.	4,922	332,137

Computer and Electronic Product Manufacturing - 24.34%
Alphabet, Inc. - Class A (a)	391	1,131,535
Alphabet, Inc. - Class C (a)	389	1,131,695
Amkor Technology, Inc.	22,724	624,228
Apple, Inc. (b)	7,250	1,100,768
Broadcom, Inc.	1,044	519,087
Bruker Corp.	3,921	346,264
IDEXX Laboratories, Inc. (a)	492	331,490
Jabil, Inc.	5,801	358,386
PerkinElmer, Inc.	1,976	365,164
QUALCOMM, Inc.	3,232	474,102
Sanmina Corp. (a)	6,854	270,596
Sonos, Inc. (a)	3,147	125,030
Teradata Corp. (a)	10,747	587,753
Waters Corp. (a)	798	330,388
		7,696,486
Construction of Buildings - 1.54%
Avantor, Inc. (a)	8,087	318,952
Lennar Corp. - Class A	1,562	167,618
		486,570
Credit Intermediation and Related Activities - 7.58%
Citigroup, Inc.	7,290	524,224
Discover Financial Services	2,276	291,829
JPMorgan Chase & Co.	2,711	433,624
KeyCorp	6,588	133,868
OneMain Holdings, Inc.	5,556	321,303
PacWest Bancorp	3,249	138,245
Synchrony Financial	7,247	360,539
Wells Fargo & Co.	4,351	198,841
		2,402,473
Data Processing, Hosting and Related Services - 0.31%
Upwork, Inc. (a)	2,163	96,708

Electrical Equipment, Appliance, and Component Manufacturing - 1.12%
Acuity Brands, Inc.	1,134	209,257
Whirlpool Corp.	653	144,659
		353,916
Fabricated Metal Product Manufacturing - 2.23%
Atkore, Inc. (a)	2,733	253,540
Emerson Electric Co.	2,050	216,275
Nucor Corp.	2,002	235,355
		705,170
Food Manufacturing - 1.41%
Darling Ingredients, Inc. (a)	3,511	261,570
Medifast, Inc.	811	184,827
		446,397
Food Services and Drinking Places - 1.45%
Manhattan Associates, Inc. (a)	2,814	458,654

Funds, Trusts, and Other Financial Vehicles - 0.94%
Carlyle Group, Inc.	6,032	297,860

Furniture and Home Furnishings Stores - 0.32%
Herman Miller, Inc.	2,396	100,704

General Merchandise Stores - 2.53%
Target Corp.	1,483	366,271
Wal-Mart, Inc.	2,931	434,081
		800,352
Health and Personal Care Stores - 0.29%
Walgreens Boots Alliance, Inc.	1,805	91,604

Hospitals - 2.19%
HCA Healthcare, Inc.	1,347	340,764
Tenet Healthcare Corp. (a)	4,667	351,658
		692,422
Insurance Carriers and Related Activities - 3.16%
American Financial Group, Inc.	1,277	176,149
American International Group, Inc.	2,687	146,603
Arch Capital Group Ltd. - (a)(c)	3,820	157,002
Chubb Ltd. (c)	1,005	184,839
Old Republican International Corp.	6,819	177,294
Radian Group, Inc.	6,616	156,336
		998,223
Machinery Manufacturing - 3.96%
AGCO Corp.	1,534	211,109
Applied Materials, Inc.	3,475	469,577
Brunswick Corp.	1,544	149,567
Deere & Co.	575	217,367
Terex Corp.	4,103	209,458
		1,257,078
Management of Companies and Enterprises - 1.65%
Capital One Financial Corp.	2,269	376,585
Cushman & Wakefield PLC - (a)(c)	8,004	145,193
		521,778
Merchant Wholesalers, Durable Goods - 5.86%
Arrow Electronics, Inc. (a)	2,894	350,811
Avnet, Inc.	10,852	439,072
Beacon Roofing Supply, Inc. (a)	3,856	198,507
Owens & Minor, Inc.	5,664	211,154
SYNNEX Corp.	3,482	442,457
WESCO International, Inc. (a)	1,833	214,498
		1,856,499
Merchant Wholesalers, Nondurable Goods - 2.04%
AmerisourceBergen Corp.	2,038	249,064
Herbalife Nutrition Ltd. - (a)(c)	2,025	103,964
McKesson Corp.	1,429	291,716
		644,744
Mining (except Oil and Gas) - 0.88%
Freeport-McMoRan, Inc.	5,295	192,685
Southern Copper Corp.	1,393	87,188
		279,873

Miscellaneous Store Retailers - 1.59%
Verizon Communications, Inc.	9,135	502,425

Motor Vehicle and Parts Dealers - 0.96%
Penske Automotive Group, Inc.	3,388	304,683

Nonmetallic Mineral Product Manufacturing - 0.67%
Eagle Materials, Inc.	1,345	210,950

Nonstore Retailers - 2.09%
Amazon.com, Inc. (a)	191	662,921

Oil and Gas Extraction - 3.47%
APA Corp.	10,131	197,352
EOG Resources, Inc.	3,268	220,655
Occidental Petroleum Corp.	7,654	196,631
Ovintiv, Inc.	9,536	259,951
PDC Energy, Inc.	5,322	222,194
		1,096,783
Other Information Services - 3.38%
Facebook, Inc. - Class A (a)	2,237	848,673
Pinterest, Inc. - Class A (a)	3,993	221,891
		1,070,564
Primary Metal Manufacturing - 1.44%
Alcoa Corp. (a)	5,697	252,776
Steel Dynamics, Inc.	3,024	204,090
		456,866
Professional, Scientific, and Technical Services - 5.36%
Digital Turbine, Inc. (a)	4,289	250,692
Gartner, Inc. (a)	1,667	514,670
H&R Block, Inc.	6,871	176,241
IQVIA Holdings, Inc. (a)	1,151	298,949
VMware, Inc. - Class A (a)(b)	3,060	455,542
		1,696,094
Publishing Industries (except Internet) - 9.24%
Adobe Systems, Inc. (a)	705	467,909
Box, Inc. - Class A (a)	12,728	328,128
Cadence Design Systems, Inc. (a)	1,475	241,133
Microsoft Corp. (b)	1,829	552,138
Oracle Corp.	5,612	500,198
SPS Commerce, Inc. (a)	4,037	547,134
Veeva Systems, Inc. - Class A (a)	864	286,831
		2,923,471
Real Estate - 1.07%
CBRE Group, Inc. - Class A (a)	1,585	152,636
Jones Lang LaSalle, Inc. (a)	767	185,944
		338,580
Rental and Leasing Services - 2.02%
Avis Budget Group, Inc. (a)	2,558	232,138
Herc Holdings, Inc. (a)	1,671	219,653
Ryder System, Inc.	2,353	187,040
		638,831

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.39%
Evercore, Inc. - Class A	1,110	155,000
Goldman Sachs Group, Inc.	918	379,602
nVent Electric PLC (c)	6,424	220,729
		755,331
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 1.52%
Dick's Sporting Goods, Inc.	3,415	480,866

Support Activities for Transportation - 0.49%
Expeditors International of Washington, Inc.	1,252	156,049

Telecommunications - 1.31%
J2 Global, Inc. (a)	3,020	415,854

Transportation Equipment Manufacturing - 3.75%
Ford Motor Co. (a)	23,739	309,319
General Dynamics Corp.	1,073	214,933
General Motors Co. (a)	6,782	332,386
Polaris Industries, Inc.	982	117,604
Textron, Inc.	2,918	212,051
		1,186,293
Truck Transportation - 0.88%
Landstar System, Inc.	1,652	277,586

Utilities - 1.34%
MDU Resources Group, Inc.	7,203	231,720
UGI Corp.	4,186	193,854
		425,574
Wood Product Manufacturing - 0.65%
Owens Corning	2,166	206,961

TOTAL COMMON STOCKS (Cost $30,811,779)		40,183,175

REAL ESTATE INVESTMENT TRUSTS - 2.28%
Real Estate - 1.80%
Highwoods Properties, Inc.	3,204	146,391
Lexington Realty Trust	11,574	156,596
PotlatchDeltic Corp.	2,533	131,589
VICI Properties, Inc.	4,426	136,808
		571,384
Wood Product Manufacturing - 0.48%
Weyerhaeuser Co.	4,198	151,128

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $626,913)		722,512

SHORT-TERM INVESTMENTS - 0.33%
First American Government Obligations Fund - Class X, 0.026% (b)(d)	105,431	105,431
TOTAL SHORT-TERM INVESTMENTS (Cost $105,431)		105,431

Total Investments (Cost $31,544,123) - 129.57%		41,011,118
Liabilities in Excess of Other Assets - (29.57)%		(9,358,738)
TOTAL NET ASSETS - 100.00%		$31,652,380

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $39,642,367 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of August 31, 2021.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Long/Short Equity Fund
Schedule of Securities Sold Short
August 31, 2021 (Unaudited)

SECURITIES SOLD SHORT - (49.01)%	Shares	Value
COMMON STOCKS (47.07)%
Accommodation - (0.55)%
Hilton Worldwide Holdings, Inc.	(469)	$(58,559)
Hyatt Hotels Corp. - Class A	(795)	(58,504)
Las Vegas Sands Corp.	(1,257)	(56,075)
		(173,138)
Administrative and Support Services - (3.34)%
AdaptHealth Corp.	(3,622)	(87,073)
Advantage Solutions, Inc.	(11,953)	(104,111)
Cardlytics, Inc.	(1,583)	(143,705)
Dun & Bradstreet Holdings, Inc.	(2,419)	(44,340)
Global Payments, Inc.	(711)	(115,637)
Live Nation Entertainment, Inc.	(1,380)	(119,646)
nCino, Inc.	(2,412)	(149,567)
Pactiv Evergreen, Inc.	(3,320)	(45,650)
R1 RCM, Inc.	(3,786)	(74,660)
Scotts Miracle-Gro Co.	(306)	(47,990)
TripAdvisor, Inc.	(3,633)	(127,155)
		(1,059,534)
Air Transportation - (0.67)%
CryoPort, Inc.	(1,427)	(90,714)
JetBlue Airways Corp.	(4,089)	(61,867)
United Continental Holdings, Inc.	(1,272)	(59,161)
		(211,742)

Ambulatory Health Care Services - (1.41)%
Accolade, Inc.	(1,884)	(89,264)
ALX Oncology Holdings, Inc.	(611)	(42,770)
Axsome Therapeutics, Inc.	(1,696)	(43,553)
Guardant Health, Inc.	(705)	(89,725)
Oak Street Health, Inc.	(1,935)	(90,423)
Teladoc Health, Inc.	(617)	(89,107)
		(444,842)
Apparel Manufacturing - (0.16)%
VF Corp.	(656)	(50,164)

Beverage and Tobacco Product Manufacturing - (0.81)%
Brown-Forman Corp. - Class B	(1,220)	(85,668)
Celsius Holdings, Inc.	(1,029)	(84,131)
Primo Water Corp. (a)	(4,891)	(86,865)
		(256,664)
Broadcasting (except Internet) - (1.29)%
DISH Network Corp. - Class A	(3,214)	(140,098)
Madison Square Garden Co.	(683)	(123,473)
ViacomCBS, Inc. - Class B	(3,484)	(144,412)
		(407,983)
Building Material and Garden Equipment and Supplies Dealers - (0.38)%
GrowGeneration Corp.	(3,849)	(123,130)

Chemical Manufacturing - (3.26)%
10X Genomics, Inc.	(369)	(64,914)
Acceleron Pharma, Inc.	(421)	(56,363)
Arena Pharmaceuticals, Inc.	(624)	(33,022)
Bridgebio Pharma, Inc.	(1,573)	(78,823)
Church & Dwight Co., Inc.	(1,216)	(101,731)
Dicerna Pharmaceuticals, Inc.	(1,988)	(40,913)
Ecolab, Inc.	(195)	(43,945)
International Flavors & Fragrances, Inc.	(309)	(46,814)
Intra-Cellular Therapies, Inc.	(1,223)	(40,604)
Iovance Biotherapeutics, Inc.	(1,796)	(43,230)
Karuna Therapeutics, Inc.	(447)	(53,148)
Mirati Therapeutics, Inc.	(504)	(85,543)
Schrodinger Inc/United States	(1,517)	(90,549)
SpringWorks Therapeutics, Inc.	(567)	(42,582)
TG Therapeutics, Inc.	(1,655)	(44,801)
Turning Point Therapeutics, Inc.	(779)	(59,999)
Twist Bioscience Corp.	(571)	(64,643)
Veracyte, Inc.	(764)	(36,756)
		(1,028,380)

Computer and Electronic Product Manufacturing - (3.97)%
Array Technologies, Inc.	(3,237)	(61,730)
Bloom Energy Corp. - Class A	(3,087)	(66,124)
Cree, Inc.	(1,508)	(128,150)
Enphase Energy, Inc.	(674)	(117,094)
Itron, Inc.	(2,660)	(223,466)
Marvell Technology, Inc.	(2,006)	(122,747)
Mercury Systems, Inc.	(815)	(41,060)
Power Integrations, Inc.	(1,278)	(138,841)
SiTime Corp.	(633)	(134,727)
Xerox Holdings Corp.	(9,778)	(220,104)
		(1,254,043)
Construction of Buildings - (0.13)%
MDC Holdings, Inc.	(816)	(42,636)

Credit Intermediation and Related Activities - (3.06)%
Bank of America Corp.	(1,942)	(81,079)
Comerica, Inc.	(711)	(52,550)
Green Dot Corp. - Class A	(2,257)	(117,906)
Live Oak Bancshares, Inc.	(1,406)	(86,061)
Mr. Cooper Group, Inc.	(2,089)	(81,220)
Open Lending Corp. - Class A	(2,876)	(106,326)
Pacific Premier Bancorp, Inc.	(1,560)	(62,338)
PennyMac Financial Services, Inc.	(1,247)	(82,988)
South State Corp.	(1,242)	(85,176)
State Street Corp.	(1,414)	(131,374)
SVB Financial Group	(144)	(80,568)
		(967,586)
Educational Services - (0.16)%
Strategic Education, Inc.	(655)	(51,273)

Electrical Equipment, Appliance, and Component Manufacturing - (1.75)%
GrafTech International Ltd.	(5,125)	(56,734)
IPG Photonics Corp.	(1,264)	(215,740)
Littelfuse, Inc.	(764)	(218,046)
Plug Power, Inc.	(2,373)	(61,840)
		(552,360)
Fabricated Metal Product Manufacturing - (0.32)%
Axon Enterprise, Inc.	(301)	(54,743)
BWX Technologies, Inc.	(849)	(48,758)
		(103,501)
Food and Beverage Stores - (0.28)%
Grocery Outlet Holding Corp.	(3,427)	(89,205)

Food Manufacturing - (0.53)%
Freshpet, Inc.	(638)	(81,753)
Simply Good Foods Co.	(2,363)	(84,170)
		(165,923)
Furniture and Home Furnishings Stores - (0.49)%
Floor & Decor Holdings, Inc. - Class A	(1,252)	(154,372)

Furniture and Related Product Manufacturing - (0.13)%
Purple Innovation, Inc.	(1,746)	(42,602)

General Merchandise Stores - (0.81)%
Five Below, Inc.	(720)	(153,223)
PriceSmart, Inc.	(1,204)	(101,870)
		(255,093)
Insurance Carriers and Related Activities - (1.11)%
Assured Guaranty Ltd. (a)	(1,197)	(59,682)
Equitable Holdings, Inc.	(3,879)	(120,288)
Goosehead Insurance, Inc. - Class A	(350)	(51,373)
Kinsale Capital Group, Inc.	(258)	(46,917)
Palomar Holdings, Inc.	(555)	(49,839)
Selectquote, Inc.	(2,587)	(24,706)
		(352,805)
Machinery Manufacturing - (0.21)%
Ingersoll Rand, Inc.	(1,278)	(67,760)

Management of Companies and Enterprises - (0.64)%
Azek Company, Inc.	(1,354)	(57,531)
Cullen/Frost Bankers, Inc.	(517)	(59,052)
StoneCo Ltd. - Class A (a)	(1,858)	(86,471)
		(203,054)
Merchant Wholesalers, Durable Goods - (0.16)%
RBC Bearings, Inc.	(213)	(49,314)

Merchant Wholesalers, Nondurable Goods - (0.62)%
Allakos, Inc.	(694)	(61,877)
Macquarie Infrastructure Corp.	(2,505)	(99,824)
Zentalis Pharmaceuticals, Inc.	(486)	(33,140)
		(194,841)
Mining (except Oil and Gas) - (0.29)%
Novagold Resources, Inc. (a)	(6,276)	(45,375)
Royal Gold, Inc.	(413)	(45,980)
		(91,355)
Miscellaneous Manufacturing - (1.71)%
Callaway Golf Co.	(1,691)	(47,449)
Haemonetics Corp.	(1,444)	(90,611)
Inari Medical, Inc.	(1,237)	(101,261)
National Vision Holdings, Inc.	(2,592)	(155,468)
Peloton Interactive, Inc.	(525)	(52,600)
Tandem Diabetes Care, Inc.	(815)	(91,419)
		(538,808)
Motor Vehicle and Parts Dealers - (0.82)%
CarMax, Inc.	(981)	(122,831)
Vroom, Inc.	(5,246)	(140,907)
		(263,738)
Nonstore Retailers - (0.47)%
Wayfair, Inc. - Class A	(525)	(147,394)

Oil and Gas Extraction - (0.43)%
ONE Gas, Inc.	(847)	(60,832)
Pioneer Natural Resources Co.	(509)	(76,182)
		(137,014)
Other Information Services - (0.50)%
Sabre Corp.	(14,193)	(159,387)

Performing Arts, Spectator Sports, and Related Industries - (0.37)%
Madison Square Garden Entertainment Corp.	(1,452)	(116,436)

Personal and Laundry Services - (0.58)%
IAC/InterActiveCorp	(1,098)	(144,991)
UniFirst Corp.	(167)	(38,255)
		(183,246)
Petroleum and Coal Products Manufacturing - (0.70)%
Quaker Chemical Corp.	(190)	(49,233)
Renewable Energy Group, Inc.	(1,428)	(69,144)
WD-40 Co.	(435)	(104,239)
		(222,616)
Primary Metal Manufacturing - (0.16)%
Arconic Corp.	(1,428)	(49,252)

Professional, Scientific, and Technical Services - (4.31)%
Adaptive Biotechnologies Corp.	(1,815)	(65,921)
Allogene Therapeutics, Inc.	(1,530)	(36,491)
Alteryx, Inc. - Class A	(1,781)	(131,741)
Asana, Inc. - Class A	(2,006)	(151,553)
Aspen Technology, Inc.	(868)	(112,406)
Invitae Corp.	(2,300)	(68,149)
Kodiak Sciences, Inc.	(596)	(56,131)
Magnite, Inc.	(4,442)	(128,907)
Palantir Technologies, Inc. - Class A	(5,013)	(132,042)
Shift4 Payments, Inc. - Class A	(1,331)	(114,080)
Snowflake, Inc. - Class A	(526)	(160,087)
Teledyne Technologies, Inc.	(149)	(69,044)
Trade Desk, Inc. - Class A	(1,736)	(138,967)
		(1,365,519)
Publishing Industries (except Internet) - (3.53)%
Crowdstrike Holdings, Inc. - Class A	(550)	(154,550)
DocuSign, Inc.	(493)	(146,046)
Fastly, Inc. - Class A	(3,640)	(158,704)
National Instruments Corp.	(5,144)	(215,122)
Okta, Inc. - Class A	(623)	(164,223)
Rapid7, Inc.	(1,031)	(125,287)
Square, Inc. - Class A	(572)	(153,336)
		(1,117,268)
Real Estate - (0.59)%
Opendoor Technologies, Inc.	(2,847)	(50,477)
Zillow Group, Inc. - Class C	(1,415)	(135,515)
		(185,992)

Repair and Maintenance - (0.16)%
Driven Brands Holdings, Inc.	(1,722)	(51,453)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.28)%
Apollo Global Management, Inc.	(1,704)	(101,865)
Brighthouse Financial, Inc.	(1,021)	(49,988)
Clarivate PLC (a)	(2,098)	(52,849)
MarketAxess Holdings, Inc.	(222)	(105,655)
Trupanion, Inc.	(335)	(30,679)
WillScot Mobile Mini Holdings Corp.	(2,182)	(64,587)
		(405,623)
Support Activities for Mining - (0.45)%
Helmerich & Payne, Inc.	(2,761)	(74,326)
Liberty Oilfield Services, Inc. - Class A	(6,674)	(68,208)
		(142,534)
Telecommunications - (0.58)%
Bandwidth, Inc. - Class A	(881)	(90,655)
Lumen Technologies, Inc.	(7,497)	(92,213)
		(182,868)
Transit and Ground Passenger Transportation - (0.22)%
Uber Technologies, Inc.	(1,799)	(70,413)

Transportation Equipment Manufacturing - (1.42)%
Boeing Co.	(289)	(63,436)
Gentherm, Inc.	(1,020)	(87,536)
LCI Industries	(629)	(89,105)
Spirit AeroSystems Holdings, Inc. - Class A	(1,614)	(63,333)
Tesla, Inc.	(129)	(94,908)
Trinity Industries, Inc.	(1,722)	(49,990)
		(448,308)
Utilities - (1.69)%
Atmos Energy Corp.	(611)	(59,579)
Brookfield Renewable Corp. - Class A (a)	(1,501)	(65,759)
Essential Utilities, Inc.	(1,244)	(61,740)
First Solar, Inc.	(1,501)	(141,093)
New Fortress Energy, Inc.	(2,707)	(79,504)
PG&E Corp.	(6,739)	(61,797)
Sunnova Energy International, Inc.	(1,818)	(65,812)
		(535,284)
Water Transportation - (0.37)%
Carnival Corp.	(2,338)	(56,439)
Royal Caribbean Cruises Ltd. (a)	(727)	(60,145)
		(116,584)
Wood Product Manufacturing - (0.20)%
Trex Company, Inc.	(586)	(64,319)

TOTAL COMMON STOCKS (Proceeds $15,573,773)		(14,897,356)

REAL ESTATE INVESTMENT TRUSTS (1.94)%
Accommodation - (0.19)%
Park Hotels & Resorts, Inc.	(3,162)	(60,521)

Credit Intermediation and Related Activities - (0.41)%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		(2,158)	(130,278)

Data Processing, Hosting and Related Services - (0.16)%
CyrusOne, Inc.		(647)	(49,806)
			(49,806)
Real Estate and Rental and Leasing - (1.18)%
American Tower Corp.		(177)	(51,714)
Alexandria Real Estate Equities, Inc.		(250)	(51,593)
AvalonBay Communities, Inc.		(195)	(44,768)
Digital Realty Trust, Inc.		(356)	(58,352)
Macerich Co.		(3,464)	(59,165)
Ryman Hospitality Properties, Inc.		(691)	(57,401)
SBA Communications Corp.		(141)	(50,615)
			(373,608)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $583,180)			(614,213)
Total Securities Sold Short (Proceeds $16,156,953)			$(15,511,569)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2021 in valuing the Funds' investments carried at fair value:

Convergence Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$40,183,175	$-	$-	$40,183,175
Real Estate Investment Trusts	722,512	-	-	722,512
Short-Term Investments	105,431	-	-	105,431
Total Assets	$41,011,118	$-	$-	$41,011,118

Liabilities:
Securities Sold Short
Common Stocks*	$(14,897,356)	$-	$-	$(14,897,356)
Real Estate Investment Trusts	(614,213)	-	-	(614,213)
Total Securities Sold Short	$(15,511,569)	$-	$-	$(15,511,569)
Total Liabilities	$(15,511,569)	$-	$-	$(15,511,569)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended August 31, 2021 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2021.